Consolidated Statements Of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Revenue:
Commissions	¥ 347,135		¥ 405,463		¥ 395,083
Fees from investment banking	59,638		107,005		121,254
Asset management and portfolio service fees	144,251		143,939		132,249
Net gain on trading	272,557		336,503		417,424
Gain on private equity investments	25,098		19,292		11,906
Interest and dividends	435,890		346,103		235,310
Gain (loss) on investments in equity securities	4,005		(16,677)		6,042
Other	563,186		43,864		37,483
Total revenue	1,851,760		1,385,492		1,356,751
Interest expense	315,901		254,794		205,929
Net revenue	1,535,859	[1]	1,130,698	[1]	1,150,822	[1]
Non-interest expenses:
Compensation and benefits	534,648		518,993		526,238
Commissions and floor brokerage	93,500		92,088		86,129
Information processing and communications	177,148		182,918		175,575
Occupancy and related depreciation	100,891		87,843		87,806
Business development expenses	48,488		30,153		27,333
Other	496,227		125,448		142,494
Total non-interest expenses	1,450,902		1,037,443		1,045,575
Income before income taxes	84,957		93,255		105,247
Income tax expense	58,903		61,330		37,161
Net income	26,054		31,925		68,086
Less: Net income attributable to noncontrolling interests	14,471		3,264		288
Net income attributable to NHI shareholders	¥ 11,583		¥ 28,661		¥ 67,798
Basic-
Net income attributable to NHI shareholders per share	¥ 3.18		¥ 7.90		¥ 21.68
Diluted-
Net income attributable to NHI shareholders per share	¥ 3.14		¥ 7.86		¥ 21.59

[1]	There is no revenue derived from transactions with a single major external customer.